Investments in Associates 4 (Details) - KRW (₩) ₩ in Millions		12 Months Ended
		Dec. 31, 2023		Dec. 31, 2022		Dec. 31, 2021
Disclosure of associates [line items]
Effective percentage of ownership				20.00%
Book value		₩ 6,176,889		₩ 5,844,464		₩ 5,232,373
Korea Gas Corporation
Disclosure of associates [line items]
Net assets		₩ 9,826,038		₩ 10,410,740
Effective percentage of ownership	[1]	20.47%		20.47%
Share in net assets		₩ 2,011,390		₩ 2,131,078
Investment differential		0		0
Intercompany transaction		0		0
Others		(40,747)		(45,782)
Book value		1,970,643		2,085,296		1,815,513
Korea Electric Power Industrial Development Co., Ltd.
Disclosure of associates [line items]
Net assets		₩ 101,723		₩ 107,166
Effective percentage of ownership	[1]	29.00%		29.00%
Share in net assets		₩ 29,500		₩ 31,078
Investment differential		0		0
Intercompany transaction		0		0
Others		0		0
Book value		29,500		31,078		24,617
YTN Co., Ltd.
Disclosure of associates [line items]
Net assets		₩ 244,080		₩ 256,791
Effective percentage of ownership	[1]	21.43%		21.43%
Share in net assets		₩ 52,303		₩ 55,027
Investment differential		0		0
Intercompany transaction		0		0
Others		0		0
Book value		52,303	[2]	55,027	[3]	51,828
Gangwon Wind Power Co., Ltd.
Disclosure of associates [line items]
Net assets		₩ 79,682		₩ 80,729
Effective percentage of ownership	[1]	15.00%		15.00%
Share in net assets		₩ 11,952		₩ 12,109
Investment differential		49		49
Intercompany transaction		0		0
Others		0		0
Book value		12,001	[4]	12,158	[4]	10,554
Hyundai Green Power Co., Ltd.
Disclosure of associates [line items]
Net assets		₩ 407,491		₩ 413,072
Effective percentage of ownership	[1]	29.00%		29.00%
Share in net assets		₩ 118,173		₩ 119,791
Investment differential		0		0
Intercompany transaction		0		0
Others		0		0
Book value		118,173		119,791		121,955
Korea Power Exchange
Disclosure of associates [line items]
Net assets		₩ 274,286		₩ 275,126
Effective percentage of ownership	[1]	100.00%		100.00%
Share in net assets		₩ 274,286		₩ 275,126
Investment differential		0		0
Intercompany transaction		0		0
Others		0		0
Book value		274,286	[5]	275,126	[5]	269,728
Taebaek Wind Power Co., Ltd.
Disclosure of associates [line items]
Net assets				₩ 24,168
Effective percentage of ownership	[1]			60.00%
Share in net assets				₩ 14,501
Investment differential				0
Intercompany transaction				0
Others				0
Book value		0		14,501	[6]	6,800
Taebaek Guinemi Wind Power Co., Ltd.
Disclosure of associates [line items]
Net assets		₩ 16,043		₩ 15,327
Effective percentage of ownership	[1]	67.25%		67.25%
Share in net assets		₩ 10,788		₩ 10,307
Investment differential		2,742		0
Intercompany transaction		0		0
Others		0		2,742
Book value		13,530	[7]	13,049	[6]	3,357
Daeryun Power Co., Ltd.
Disclosure of associates [line items]
Net assets		₩ 403,701		₩ 402,140
Effective percentage of ownership	[1]	6.85%		6.85%
Share in net assets		₩ 27,654		₩ 27,547
Investment differential		0		0
Intercompany transaction		0		0
Others		(820)		(820)
Book value		26,834	[4]	26,727	[4]	25,426
KNH Solar Co., Ltd.
Disclosure of associates [line items]
Net assets		₩ 11,828		₩ 10,679
Effective percentage of ownership	[1]	27.00%		27.00%
Share in net assets		₩ 3,194		₩ 2,883
Investment differential		0		0
Intercompany transaction		0		0
Others		0		0
Book value		3,194		2,883		2,278
SPC Power Corporation
Disclosure of associates [line items]
Net assets		₩ 258,764		₩ 228,534
Effective percentage of ownership	[1]	38.00%		38.00%
Share in net assets		₩ 98,330		₩ 86,843
Investment differential		0		0
Intercompany transaction		0		0
Others		(19,399)		(15,975)
Book value		78,931	[8]	70,868	[9]	65,046
Gemeng International Energy Co., Ltd.
Disclosure of associates [line items]
Net assets		₩ 2,317,545		₩ 2,335,997
Effective percentage of ownership	[1]	42.00%		34.00%
Share in net assets		₩ 973,369		₩ 794,239
Investment differential		0		0
Intercompany transaction		0		0
Others		(267,557)		(215,418)
Book value		705,812		578,821		595,218
PT. Cirebon Electric Power
Disclosure of associates [line items]
Net assets		₩ 488,215		₩ 491,324
Effective percentage of ownership	[1]	27.50%		27.50%
Share in net assets		₩ 134,259		₩ 135,114
Investment differential		0		0
Intercompany transaction		0		0
Others		0		0
Book value		134,259		135,114		121,969
KNOC Nigerian East Oil Co., Ltd.
Disclosure of associates [line items]
Net assets		₩ (84,988)		₩ (83,483)
Effective percentage of ownership	[1]	14.63%		14.63%
Share in net assets		₩ (12,434)		₩ (12,214)
Investment differential		0		0
Intercompany transaction		0		0
Others		12,434		12,214
Book value		0	[10]	0	[10]	0
KNOC Nigerian West Oil Co., Ltd.
Disclosure of associates [line items]
Net assets		₩ (78,143)		₩ (76,755)
Effective percentage of ownership	[1]	14.63%		14.63%
Share in net assets		₩ (11,432)		₩ (11,229)
Investment differential		0		0
Intercompany transaction		0		0
Others		11,432		11,229
Book value		0	[10]	0	[10]	0
PT Wampu Electric Power
Disclosure of associates [line items]
Net assets		₩ 75,120		₩ 82,051
Effective percentage of ownership	[1]	46.00%		46.00%
Share in net assets		₩ 34,555		₩ 37,743
Investment differential		0		0
Intercompany transaction		0		0
Others		0		0
Book value		34,555		37,743		35,077
PT. Bayan Resources TBK
Disclosure of associates [line items]
Net assets		₩ 2,428,465		₩ 2,476,409
Effective percentage of ownership	[1]	20.00%		20.00%
Share in net assets		₩ 485,693		₩ 495,282
Investment differential		209,894		265,817
Intercompany transaction		0		0
Others		(76,380)		(76,380)
Book value		619,207		684,719		661,289
S-Power Co., Ltd.
Disclosure of associates [line items]
Net assets		₩ 334,591		₩ 290,656
Effective percentage of ownership	[1]	49.00%		49.00%
Share in net assets		₩ 163,950		₩ 142,421
Investment differential		0		0
Intercompany transaction		(1,185)		(1,293)
Others		0		0
Book value		162,765		141,128		122,786
Pioneer Gas Power Limited
Disclosure of associates [line items]
Net assets		₩ (257,311)		₩ (205,787)
Effective percentage of ownership	[1]	38.50%		38.50%
Share in net assets		₩ (99,058)		₩ (79,223)
Investment differential		22,278		22,278
Intercompany transaction		0		0
Others		76,780		56,945
Book value		0		0		0
Eurasia Energy Holdings
Disclosure of associates [line items]
Net assets				₩ (508)
Effective percentage of ownership	[1]			40.00%
Share in net assets				₩ (203)
Investment differential				0
Intercompany transaction				0
Others				203
Book value		0		0		0
Xe-Pian Xe-Namnoy Power Co., Ltd.
Disclosure of associates [line items]
Net assets		₩ 469,397		₩ 466,385
Effective percentage of ownership	[1]	25.00%		25.00%
Share in net assets		₩ 117,349		₩ 116,596
Investment differential		305		305
Intercompany transaction		(987)		(1,028)
Others		(289)		(289)
Book value		116,378		115,584		92,441
PT. Mutiara Jawa
Disclosure of associates [line items]
Net assets		₩ 17,822		₩ 12,402
Effective percentage of ownership	[1]	29.00%		29.00%
Share in net assets		₩ 5,168		₩ 3,597
Investment differential		0		0
Intercompany transaction		0		0
Others		0		0
Book value		5,168		3,597		2,569
Samcheok Eco Materials Co., Ltd.
Disclosure of associates [line items]
Net assets		₩ (17,351)		₩ 23,343
Effective percentage of ownership	[1]	25.54%		25.54%
Share in net assets		₩ (4,431)		₩ 5,962
Investment differential		0		0
Intercompany transaction		0		0
Others		4,431		(5,962)
Book value		0		0		0
Noeul Green Energy Co., Ltd.
Disclosure of associates [line items]
Net assets		₩ (17,973)		₩ (18,861)
Effective percentage of ownership	[1]	29.00%		29.00%
Share in net assets		₩ (5,212)		₩ (5,470)
Investment differential		0		0
Intercompany transaction		0		0
Others		5,212		5,470
Book value		0		0		3,808
Goseong Green Power Co., Ltd.
Disclosure of associates [line items]
Net assets		₩ 1,001,702		₩ 1,001,651
Effective percentage of ownership	[1]	29.00%		29.00%
Share in net assets		₩ 290,494		₩ 290,479
Investment differential		0		0
Intercompany transaction		(2,870)		(1,586)
Others		0		0
Book value		287,624		288,893		260,858
Gangneung Eco Power Co., Ltd.
Disclosure of associates [line items]
Net assets		₩ 716,901		₩ 7,464
Effective percentage of ownership	[1]	29.00%		1.61%
Share in net assets		₩ 207,901		₩ 120
Investment differential		48,531		0
Intercompany transaction		(1,503)		(134)
Others		0		14
Book value		254,929	[11]	0	[4]	2,288
Shin Pyeongtaek Power Co., Ltd.
Disclosure of associates [line items]
Net assets		₩ 390,335		₩ 363,838
Effective percentage of ownership	[1]	40.00%		40.00%
Share in net assets		₩ 156,134		₩ 145,535
Investment differential		3,559		3,559
Intercompany transaction		(14,667)		(15,271)
Others		0		0
Book value		145,026		133,823		93,074
Haeng Bok Do Si Photovoltaic Power Co., Ltd.
Disclosure of associates [line items]
Net assets		₩ 1,045		₩ 986
Effective percentage of ownership	[1]	28.00%		28.00%
Share in net assets		₩ 293		₩ 276
Investment differential		0		0
Intercompany transaction		0		0
Others		1		2
Book value		294		278		223
Dongducheon Dream Power Co., Ltd.
Disclosure of associates [line items]
Net assets		₩ 294,848		₩ 302,071
Effective percentage of ownership	[1]	34.01%		34.01%
Share in net assets		₩ 100,278		₩ 102,734
Investment differential		1,757		1,757
Intercompany transaction		(2,249)		(2,609)
Others		(12,583)		(12,582)
Book value		87,203	[12]	89,300	[12]	74,198
Jinbhuvish Power Generation Pvt. Ltd.
Disclosure of associates [line items]
Net assets		₩ 48,583		₩ 47,988
Effective percentage of ownership	[1]	5.16%		5.16%
Share in net assets		₩ 2,526		₩ 2,496
Investment differential		0		0
Intercompany transaction		0		0
Others		(2,526)		(2,496)
Book value		0	[4]	0	[4]	0
Daejung Offshore Wind Power Co., Ltd.
Disclosure of associates [line items]
Net assets		₩ 3,183		₩ 3,337
Effective percentage of ownership	[1]	46.59%		46.59%
Share in net assets		₩ 1,483		₩ 1,555
Investment differential		0		0
Intercompany transaction		0		0
Others		0		0
Book value		1,483		1,555		1,704
GS Donghae Electric Power Co., Ltd.
Disclosure of associates [line items]
Net assets		₩ 762,013		₩ 765,131
Effective percentage of ownership	[1]	34.00%		34.00%
Share in net assets		₩ 259,085		₩ 260,145
Investment differential		0		0
Intercompany transaction		0		0
Others		0		0
Book value		259,085		260,145		243,772
Daegu Photovoltaic Co., Ltd.
Disclosure of associates [line items]
Net assets		₩ 9,669		₩ 9,823
Effective percentage of ownership	[1]	29.00%		29.00%
Share in net assets		₩ 2,804		₩ 2,849
Investment differential		0		0
Intercompany transaction		0		0
Others		0		0
Book value		2,804		2,849		2,342
Busan Green Energy Co., Ltd.
Disclosure of associates [line items]
Net assets		₩ 11,239		₩ 15,156
Effective percentage of ownership	[1]	29.00%		29.00%
Share in net assets		₩ 3,259		₩ 4,395
Investment differential		0		0
Intercompany transaction		0		0
Others		0		0
Book value		3,259		4,395		5,032
Gunsan Bio Energy Co., Ltd.
Disclosure of associates [line items]
Net assets				₩ (21,127)
Effective percentage of ownership	[1]			18.87%
Share in net assets				₩ (3,986)
Investment differential				0
Intercompany transaction				0
Others				3,986
Book value		0		0	[4]	0
Hansuwon KNP Co., Ltd. (formerly, Korea Nuclear Partners Co., Ltd.)
Disclosure of associates [line items]
Net assets		₩ 2,164		₩ 1,519
Effective percentage of ownership	[1]	28.98%		28.98%
Share in net assets		₩ 627		₩ 440
Investment differential		0		0
Intercompany transaction		0		0
Others		(160)		(160)
Book value		467		280		219
Korea Electric Power Corporation Fund
Disclosure of associates [line items]
Net assets		₩ 23,873		₩ 29,400
Effective percentage of ownership	[1]	98.09%		98.09%
Share in net assets		₩ 23,417		₩ 28,838
Investment differential		0		0
Intercompany transaction		0		0
Others		4		4
Book value		23,421	[13]	28,842	[13]	47,983
Energy Infra Asset Management Co., Ltd.
Disclosure of associates [line items]
Net assets		₩ 12,257		₩ 11,956
Effective percentage of ownership	[1]	9.90%		9.90%
Share in net assets		₩ 1,213		₩ 1,184
Investment differential		0		0
Intercompany transaction		0		0
Others		0		0
Book value		1,213	[14]	1,184	[4]	1,066
Daegu clean Energy Co., Ltd.
Disclosure of associates [line items]
Net assets		₩ 44		₩ 44
Effective percentage of ownership	[1]	28.00%		28.00%
Share in net assets		₩ 12		₩ 12
Investment differential		0		0
Intercompany transaction		0		0
Others		(12)		0
Book value		0		12		12
Yaksu ESS Co., Ltd.
Disclosure of associates [line items]
Net assets		₩ 980		₩ 1,670
Effective percentage of ownership	[1]	29.00%		29.00%
Share in net assets		₩ 284		₩ 484
Investment differential		1		2
Intercompany transaction		0		0
Others		0		0
Book value		285		486
Nepal Water & Energy Development Company Private Limited
Disclosure of associates [line items]
Net assets		₩ 159,265		₩ 99,862
Effective percentage of ownership	[1]	68.88%		69.06%
Share in net assets		₩ 109,701		₩ 68,968
Investment differential		872		972
Intercompany transaction		0		0
Others		0		0
Book value		110,573		69,940
Gwangyang Green Energy Co., Ltd.
Disclosure of associates [line items]
Net assets		₩ 123,103		₩ 125,130
Effective percentage of ownership	[1]	20.00%		20.00%
Share in net assets		₩ 24,620		₩ 25,026
Investment differential		18		18
Intercompany transaction		0		0
Others		0		0
Book value		24,638		25,044		25,466
PND Solar Co., Ltd.
Disclosure of associates [line items]
Net assets		₩ 4,677		₩ 4,306
Effective percentage of ownership	[1]	29.00%		29.00%
Share in net assets		₩ 1,356		₩ 1,249
Investment differential		154		154
Intercompany transaction		0		0
Others		0		0
Book value		1,510		1,403		1,229
Hyundai Eco Energy Co., Ltd.
Disclosure of associates [line items]
Net assets		₩ 40,699		₩ 39,033
Effective percentage of ownership	[1]	19.00%		19.00%
Share in net assets		₩ 7,733		₩ 7,416
Investment differential		214		215
Intercompany transaction		0		0
Others		0		0
Book value		7,947	[4]	7,631	[4]	5,572
YeongGwang Yaksu Wind Electric Co., Ltd.
Disclosure of associates [line items]
Net assets		₩ 547		₩ 788
Effective percentage of ownership	[1]	9.63%		9.63%
Share in net assets		₩ 53		₩ 76
Investment differential		300		300
Intercompany transaction		0		0
Others		(220)		(220)
Book value		133	[4]	156	[4]	233
Green Energy Electricity Generation Co., Ltd.
Disclosure of associates [line items]
Net assets		₩ (2,658)		₩ 2,733
Effective percentage of ownership	[1]	29.00%		29.00%
Share in net assets		₩ (771)		₩ 793
Investment differential		779		778
Intercompany transaction		0		0
Others		0		0
Book value		8		1,571		1,713
Korea Energy Solutions Co., Ltd.
Disclosure of associates [line items]
Net assets		₩ 848		₩ 466
Effective percentage of ownership	[1]	20.00%		20.00%
Share in net assets		₩ 170		₩ 93
Investment differential		0		0
Intercompany transaction		0		0
Others		0		0
Book value		170		93		123
ITR Co., Ltd.
Disclosure of associates [line items]
Net assets		₩ (10)		₩ (26)
Effective percentage of ownership	[1]	10.00%		20.00%
Share in net assets		₩ (1)		₩ (5)
Investment differential		0		1
Intercompany transaction		0		0
Others		1		4
Book value		0	[15]	0		32
STN Co., Ltd. (formerly, Structure test network Co., Ltd.)
Disclosure of associates [line items]
Net assets		₩ 1,691		₩ 1,565
Effective percentage of ownership	[1]	20.00%		20.00%
Share in net assets		₩ 338		₩ 313
Investment differential		53		53
Intercompany transaction		0		0
Others		0		0
Book value		391		366		306
Namjeongsusang Solar Power Operation Co., Ltd.
Disclosure of associates [line items]
Net assets				₩ 2,355
Effective percentage of ownership	[1]			15.00%
Share in net assets				₩ 353
Investment differential				20
Intercompany transaction				0
Others				0
Book value		0		373	[16]	361
Indeck Niles Development, LLC
Disclosure of associates [line items]
Net assets		₩ 482,200		₩ 416,164
Effective percentage of ownership	[1]	50.00%		50.00%
Share in net assets		₩ 241,100		₩ 208,082
Investment differential		90,074		93,956
Intercompany transaction		0		0
Others		4,227		0
Book value		335,401		302,038		246,273
Indeck Niles Asset Management, LLC
Disclosure of associates [line items]
Net assets		₩ 278		₩ 283
Effective percentage of ownership	[1]	33.33%		33.33%
Share in net assets		₩ 93		₩ 94
Investment differential		0		0
Intercompany transaction		0		0
Others		0		0
Book value		93		94		111
Hanwha Corporation-linked Sunlight Power Special Private Equity Investment Trust No. 1
Disclosure of associates [line items]
Net assets		₩ 13,258		₩ 14,146
Effective percentage of ownership	[1]	49.00%		49.00%
Share in net assets		₩ 6,496		₩ 6,932
Investment differential		0		0
Intercompany transaction		0		0
Others		0		0
Book value		6,496		6,932		7,138
Suwon New Power Co., Ltd.
Disclosure of associates [line items]
Net assets		₩ 2,318		₩ 1,978
Effective percentage of ownership	[1]	33.05%		33.05%
Share in net assets		₩ 766		₩ 654
Investment differential		0		0
Intercompany transaction		256		265
Others		0		0
Book value		1,022		919		1,035
Gwangbaek Solar Power Investment Co., Ltd.
Disclosure of associates [line items]
Net assets		₩ 10,998		₩ 10,949
Effective percentage of ownership	[1]	44.00%		44.00%
Share in net assets		₩ 4,839		₩ 4,818
Investment differential		316		315
Intercompany transaction		0		0
Others		0		0
Book value		5,155		5,133		4,806
Go deok Clean Energy Co., Ltd
Disclosure of associates [line items]
Net assets		₩ 11,807		₩ 11,049
Effective percentage of ownership	[1]	40.00%		40.00%
Share in net assets		₩ 4,723		₩ 4,420
Investment differential		0		0
Intercompany transaction		0		0
Others		0		0
Book value		4,723		4,420		4,302
SureDataLab Co., Ltd.
Disclosure of associates [line items]
Net assets		₩ 474		₩ 739
Effective percentage of ownership	[1]	23.95%		23.95%
Share in net assets		₩ 114		₩ 177
Investment differential		0		0
Intercompany transaction		0		0
Others		0		0
Book value		114		177		128
SEP Co., Ltd.
Disclosure of associates [line items]
Net assets		₩ (72)		₩ (65)
Effective percentage of ownership	[1]	21.26%		21.26%
Share in net assets		₩ (15)		₩ (14)
Investment differential		0		0
Intercompany transaction		0		0
Others		15		14
Book value		0		0		7
Hankook Electric Power Information Co., Ltd.
Disclosure of associates [line items]
Net assets		₩ 1,296		₩ 1,337
Effective percentage of ownership	[1]	16.49%		16.49%
Share in net assets		₩ 214		₩ 220
Investment differential		0		0
Intercompany transaction		0		0
Others		0		0
Book value		214	[17]	220	[17]	161
Tronix Co., Ltd.
Disclosure of associates [line items]
Net assets		₩ 1,757		₩ 526
Effective percentage of ownership	[1]	12.50%		12.50%
Share in net assets		₩ 220		₩ 66
Investment differential		0		0
Intercompany transaction		0		0
Others		0		0
Book value		220	[17]	66	[17]	109
O2&B Global Co., Ltd.
Disclosure of associates [line items]
Net assets		₩ 105		₩ 181
Effective percentage of ownership	[1]	20.00%		20.00%
Share in net assets		₩ 21		₩ 36
Investment differential		0		0
Intercompany transaction		0		0
Others		0		0
Book value		21		36		35
Muan Sunshine Solar Power Plant Co., Ltd.
Disclosure of associates [line items]
Net assets		₩ 11,637		₩ 10,338
Effective percentage of ownership	[1]	20.00%		20.00%
Share in net assets		₩ 2,328		₩ 2,068
Investment differential		494		494
Intercompany transaction		0		0
Others		0		0
Book value		2,822		2,562		1,268
Bigeum Resident Photovoltaic Power Co., Ltd.
Disclosure of associates [line items]
Net assets		₩ (5,723)		₩ (1,539)
Effective percentage of ownership	[1]	29.90%		29.90%
Share in net assets		₩ (1,711)		₩ (460)
Investment differential		24		24
Intercompany transaction		0		0
Others		1,687		436
Book value		0		0		0
Goesan Solar Park Co., Ltd.
Disclosure of associates [line items]
Net assets		₩ 9,921		₩ 8,936
Effective percentage of ownership	[1]	29.00%		29.00%
Share in net assets		₩ 2,877		₩ 2,591
Investment differential		0		0
Intercompany transaction		0		0
Others		0		0
Book value		2,877		2,591		1,927
Saemangeum Heemang Photovoltaic Co., Ltd.
Disclosure of associates [line items]
Net assets		₩ 39,089		₩ 35,060
Effective percentage of ownership	[1]	35.00%		35.00%
Share in net assets		₩ 13,681		₩ 12,271
Investment differential		739		739
Intercompany transaction		0		0
Others		0		0
Book value		14,420		13,010		10,238
Bitgoel Eco Energy Co., Ltd.
Disclosure of associates [line items]
Net assets		₩ 25,269		₩ 18,249
Effective percentage of ownership	[1]	49.05%		49.05%
Share in net assets		₩ 12,394		₩ 8,951
Investment differential		0		0
Intercompany transaction		0		0
Others		0		0
Book value		12,394		8,951		4,356
Jeju Gimnyeong Wind Power Co., Ltd.
Disclosure of associates [line items]
Net assets		₩ 819		₩ 2,907
Effective percentage of ownership	[1]	30.00%		30.00%
Share in net assets		₩ 246		₩ 872
Investment differential		0		0
Intercompany transaction		0		0
Others		0		0
Book value		246		872		911
Seoroseoro Sunny Power Plant Co., Ltd.
Disclosure of associates [line items]
Net assets		₩ 2,163		₩ 1,970
Effective percentage of ownership	[1]	42.58%		42.58%
Share in net assets		₩ 921		₩ 839
Investment differential		20		20
Intercompany transaction		0		0
Others		0		0
Book value		941		859		721
Muan Solar park Co., Ltd.
Disclosure of associates [line items]
Net assets		₩ 32,526		₩ 37,565
Effective percentage of ownership	[1]	20.00%		20.00%
Share in net assets		₩ 6,505		₩ 7,513
Investment differential		325		325
Intercompany transaction		0		0
Others		0		0
Book value		6,830		7,838		6,083
YuDang Solar Co., Ltd.
Disclosure of associates [line items]
Net assets		₩ 2,849		₩ 2,929
Effective percentage of ownership	[1]	20.00%		20.00%
Share in net assets		₩ 570		₩ 586
Investment differential		0		0
Intercompany transaction		0		0
Others		0		0
Book value		570		586		565
Anjwa Smart Farm & Solar City Co., Ltd.
Disclosure of associates [line items]
Net assets		₩ 34,245		₩ 39,225
Effective percentage of ownership	[1]	20.00%		20.00%
Share in net assets		₩ 6,849		₩ 7,845
Investment differential		816		817
Intercompany transaction		0		0
Others		0		0
Book value		7,665		8,662		6,784
KPE Green Energy Co., Ltd. (formerly, Daewon Green Energy Co., Ltd.)
Disclosure of associates [line items]
Net assets		₩ 30,506		₩ 17,514
Effective percentage of ownership	[1]	25.36%		25.36%
Share in net assets		₩ 7,735		₩ 4,441
Investment differential		44		44
Intercompany transaction		0		0
Others		0		0
Book value		7,779		4,485		3,877
G.GURU Co., Ltd.
Disclosure of associates [line items]
Net assets		₩ 676		₩ 1,216
Effective percentage of ownership	[1]	24.65%		24.65%
Share in net assets		₩ 167		₩ 300
Investment differential		0		0
Intercompany transaction		0		0
Others		0		0
Book value		167		300		403
UD4M Co., Ltd.
Disclosure of associates [line items]
Net assets		₩ 1,048		₩ 1,125
Effective percentage of ownership	[1]	14.29%		14.29%
Share in net assets		₩ 150		₩ 161
Investment differential		0		0
Intercompany transaction		0		0
Others		0		0
Book value		150		161		144
Dongbu Highway Solar Co., Ltd.
Disclosure of associates [line items]
Net assets		₩ 1,650		₩ 1,509
Effective percentage of ownership	[1]	20.00%		20.00%
Share in net assets		₩ 330		₩ 302
Investment differential		50		50
Intercompany transaction		0		0
Others		0		0
Book value		380		352
Seobu Highway Solar Co., Ltd.
Disclosure of associates [line items]
Net assets		₩ 2,032		₩ 1,581
Effective percentage of ownership	[1]	20.00%		20.00%
Share in net assets		₩ 406		₩ 316
Investment differential		0		0
Intercompany transaction		0		0
Others		0		0
Book value		406		316
Korea Energy Data Co., Ltd.
Disclosure of associates [line items]
Net assets		₩ 122		₩ 211
Effective percentage of ownership	[1]	29.37%		29.37%
Share in net assets		₩ 36		₩ 62
Investment differential		0		0
Intercompany transaction		0		0
Others		0		0
Book value		36		62		62
Gangneung Sacheon Fuel Cell Co., Ltd.
Disclosure of associates [line items]
Net assets		₩ 18,982		₩ 10,218
Effective percentage of ownership	[1]	41.00%		41.00%
Share in net assets		₩ 7,783		₩ 4,189
Investment differential		87		88
Intercompany transaction		0		0
Others		0		0
Book value		7,870		4,277		1,878
KOSTURE Co., Ltd.
Disclosure of associates [line items]
Net assets		₩ 174		₩ 156
Effective percentage of ownership	[1]	4.42%		0.82%
Share in net assets		₩ 8		₩ 1
Investment differential		0		0
Intercompany transaction		0		0
Others		0		0
Book value		8	[4]	1	[4]	0
Taebaek Gadeoksan Wind Power Co., Ltd.
Disclosure of associates [line items]
Net assets		₩ 57,135		₩ 58,940
Effective percentage of ownership	[1]	34.00%		34.00%
Share in net assets		₩ 19,426		₩ 20,040
Investment differential		0		0
Intercompany transaction		0		0
Others		0		0
Book value		19,426		20,040		16,495
Chuncheon Green Energy Co., Ltd.
Disclosure of associates [line items]
Net assets		₩ 19,659		₩ 20,226
Effective percentage of ownership	[1]	45.00%		45.00%
Share in net assets		₩ 8,847		₩ 9,102
Investment differential		53		53
Intercompany transaction		0		0
Others		0		0
Book value		8,900		9,155		3,372
Yeomsubong Wind Power Co., Ltd.
Disclosure of associates [line items]
Net assets		₩ 2,156		₩ 1,540
Effective percentage of ownership	[1]	29.00%		3.81%
Share in net assets		₩ 625		₩ 59
Investment differential		246		3
Intercompany transaction		0		0
Others		0		0
Book value		871	[18]	62	[19]	95
Yeongyang Wind Power Corporation II
Disclosure of associates [line items]
Net assets		₩ 26,634		₩ 17,837
Effective percentage of ownership	[1]	30.00%		30.00%
Share in net assets		₩ 7,990		₩ 5,351
Investment differential		2,110		2,110
Intercompany transaction		0		0
Others		0		0
Book value		10,100		7,461		7,965
Haeparang Energy Co., Ltd.
Disclosure of associates [line items]
Net assets		₩ 8,339		₩ 8,673
Effective percentage of ownership	[1]	25.00%		25.00%
Share in net assets		₩ 2,084		₩ 2,168
Investment differential		20		20
Intercompany transaction		0		0
Others		0		0
Book value		2,104		2,188		2,241
Saemangeum Sebit Power Plant Co., Ltd.
Disclosure of associates [line items]
Net assets		₩ 67,286		₩ 36,439
Effective percentage of ownership	[1]	55.00%		63.09%
Share in net assets		₩ 37,009		₩ 22,990
Investment differential		182		209
Intercompany transaction		0		0
Others		0		0
Book value		37,191	[20]	23,199	[21]	6,000
Boulder Solar III, LLC
Disclosure of associates [line items]
Net assets		₩ 1,929		₩ 1,896
Effective percentage of ownership	[1]	30.00%		30.00%
Share in net assets		₩ 579		₩ 569
Investment differential		175		175
Intercompany transaction		0		0
Others		0		0
Book value		754		744
PlatformN. Co., Ltd
Disclosure of associates [line items]
Net assets		₩ (210)		₩ 285
Effective percentage of ownership	[1]	29.58%		29.58%
Share in net assets		₩ (62)		₩ 84
Investment differential		0		0
Intercompany transaction		0		0
Others		62		0
Book value		0		84		0
PT. Cirebon Energi Prasarana
Disclosure of associates [line items]
Net assets		₩ 765,973		₩ 690,347
Effective percentage of ownership	[1]	10.00%		10.00%
Share in net assets		₩ 76,597		₩ 69,035
Investment differential		0		0
Intercompany transaction		0		0
Others		0		0
Book value		76,597	[16]	69,035	[16]	0
Green Radiation Co., Ltd.
Disclosure of associates [line items]
Net assets		₩ 226		₩ 77
Effective percentage of ownership	[1]	10.00%		10.00%
Share in net assets		₩ 23		₩ 8
Investment differential		3		3
Intercompany transaction		0		0
Others		0		0
Book value	[17]	26		11
Future Convergence Technology Laboratory. Co., Ltd.
Disclosure of associates [line items]
Net assets		₩ 177		₩ 249
Effective percentage of ownership	[1]	20.12%		20.12%
Share in net assets		₩ 36		₩ 50
Investment differential		0		0
Intercompany transaction		0		0
Others		0		0
Book value		36		50
Eco motion Co., Ltd. (formerly, SC E&G. Co,. Ltd.)
Disclosure of associates [line items]
Net assets		₩ 1,335		₩ 1,068
Effective percentage of ownership	[1]	20.00%		20.00%
Share in net assets		₩ 267		₩ 214
Investment differential		0		0
Intercompany transaction		0		0
Others		0		0
Book value		267		214		0
REC's Innovation Co., Ltd. (formerly, Wang San Engineering. Co,. Ltd.)
Disclosure of associates [line items]
Net assets		₩ 720		₩ 828
Effective percentage of ownership	[1]	16.67%		20.00%
Share in net assets		₩ 120		₩ 166
Investment differential		0		0
Intercompany transaction		0		0
Others		0		0
Book value		120	[14]	166		0
ACE
Disclosure of associates [line items]
Net assets		₩ 37		₩ 100
Effective percentage of ownership	[1]	20.00%		20.00%
Share in net assets		₩ 7		₩ 20
Investment differential		0		0
Intercompany transaction		(5)		0
Others		0		0
Book value		2		20		0
Environment and Energy Co., Ltd.
Disclosure of associates [line items]
Net assets		₩ 89		₩ 93
Effective percentage of ownership	[1]	10.54%		10.54%
Share in net assets		₩ 9		₩ 10
Investment differential		0		0
Intercompany transaction		0		0
Others		0		0
Book value		9	[17]	10	[17]	0
Santiago Solar Power SpA
Disclosure of associates [line items]
Net assets		₩ 23,538		₩ 26,748
Effective percentage of ownership	[1]	50.00%		50.00%
Share in net assets		₩ 11,769		₩ 13,373
Investment differential		0		0
Intercompany transaction		0		0
Others		0		0
Book value		11,769		13,373		0
Yanggu Floating Photovoltaic Power Plant Inc.
Disclosure of associates [line items]
Net assets		₩ 2,622		₩ 3,115
Effective percentage of ownership	[1]	29.00%		29.00%
Share in net assets		₩ 760		₩ 903
Investment differential		0		0
Intercompany transaction		0		0
Others		0		0
Book value		760		903		₩ 0
Power Embedded
Disclosure of associates [line items]
Net assets		₩ 296
Effective percentage of ownership	[1]	23.33%
Share in net assets		₩ 69
Investment differential		1
Intercompany transaction		0
Others		0
Book value		70		0
Changwon SG Energy Co., Ltd.
Disclosure of associates [line items]
Net assets		₩ 4,089
Effective percentage of ownership	[1]	18.78%
Share in net assets		₩ 768
Investment differential		15
Intercompany transaction		0
Others		0
Book value		783	[17]	0
Donpyung Technology. Co., Ltd.
Disclosure of associates [line items]
Net assets		₩ 1,396
Effective percentage of ownership	[1]	20.00%
Share in net assets		₩ 279
Investment differential		0
Intercompany transaction		(25)
Others		0
Book value		254		0
HORANG ENERGY Inc.
Disclosure of associates [line items]
Net assets		₩ 9,813
Effective percentage of ownership	[1]	40.00%
Share in net assets		₩ 3,925
Investment differential		224
Intercompany transaction		0
Others		0
Book value		4,149		0
Hoenggye Renewable Energy Co., Ltd
Disclosure of associates [line items]
Net assets		₩ (1,028)
Effective percentage of ownership	[1]	36.10%
Share in net assets		₩ (370)
Investment differential		2,270
Intercompany transaction		0
Others		475
Book value		2,375		0
Haman Green Energy Co., Ltd.
Disclosure of associates [line items]
Net assets		₩ 8,516
Effective percentage of ownership	[1]	35.00%
Share in net assets		₩ 2,981
Investment differential		0
Intercompany transaction		0
Others		0
Book value		2,981		0
Songsan Green Energy Co., Ltd.
Disclosure of associates [line items]
Net assets		₩ 13,754
Effective percentage of ownership	[1]	60.00%
Share in net assets		₩ 8,252
Investment differential		71
Intercompany transaction		0
Others		0
Book value		8,323	[22]	₩ 0
Eumseong Eco Park Co., Ltd.
Disclosure of associates [line items]
Net assets		₩ 26,929
Effective percentage of ownership	[1]	29.00%
Share in net assets		₩ 7,809
Investment differential		577
Intercompany transaction		0
Others		0
Book value		8,386
Changwon Nu-ri Energy Co., Ltd.
Disclosure of associates [line items]
Net assets		₩ 13,154
Effective percentage of ownership	[1]	61.00%
Share in net assets		₩ 8,024
Investment differential		3
Intercompany transaction		0
Others		0
Book value		8,027
PungBack Wind Farm Corporation
Disclosure of associates [line items]
Net assets		₩ 18,526
Effective percentage of ownership	[1]	37.00%
Share in net assets		₩ 6,855
Investment differential		1,085
Intercompany transaction		0
Others		0
Book value		7,940
Trumbull Asset Management, LLC
Disclosure of associates [line items]
Net assets		₩ 1,200
Effective percentage of ownership	[1]	78.00%
Share in net assets		₩ 936
Investment differential		0
Intercompany transaction		0
Others		0
Book value		936
S-Power Chile SpA
Disclosure of associates [line items]
Net assets		₩ (150)
Effective percentage of ownership	[1]	50.00%
Share in net assets		₩ (75)
Investment differential		139
Intercompany transaction		0
Others		0
Book value		64
Seungmun Green Energy
Disclosure of associates [line items]
Net assets		₩ 29,566
Effective percentage of ownership	[1]	33.00%
Share in net assets		₩ 9,757
Investment differential		0
Intercompany transaction		0
Others		0
Book value		9,757
Seobusambo highway photovoltaics Co., Ltd.
Disclosure of associates [line items]
Net assets		₩ 4,476
Effective percentage of ownership	[1]	80.00%
Share in net assets		₩ 3,580
Investment differential		0
Intercompany transaction		0
Others		0
Book value		₩ 3,580

[1]	The percentage of ownership shown above is after considering the treasury stocks and others.
[2]	the Company is planning to sell its investments in YTN Co., Ltd. based on the resolution of the Board of Directors on November 23, 2022, but investments in YTN Co., Ltd. are not classified as assets held-for-sale as the Company hasn’t started the active selling procedures as of December 31, 2023.
[3]	The Company is planning to sell its investments in YTN Co., Ltd. based on the resolution of the Board of Directors on November 23, 2022, but investments in YTN Co., Ltd. are not classified as assets held-for-sale as the Company hasn't started the active selling procedures as of December 31, 2022.
[4]	The effective percentage of ownership is less than 20%. However, the Company can exercise significant influence by virtue of its contractual right to appoint directors to the board of directors of the entity, and by strict decision criteria of the Company’s financial and operating policy of the board of directors.
[5]	The effective percentage of ownership is 100%. However, the Government regulates the Company’s ability to make operating and financial decisions over the entity, as the Government requires maintaining arms-length transactions between KPX and the Company’s other subsidiaries. Accordingly, the entity is not classified as a consolidated subsidiary. The Company can exercise significant influence by virtue of right to nominate directors to the board of directors of the entity.
[6]	After additional acquisition of the shares, the effective percentage of ownership is more than 50%. However, the Company does not hold control over relevant business while it exercises significant influence by participating in the board of directors by the shareholders’ agreement. Accordingly, the entity is classified as an associate.
[7]	The effective percentage of ownership is more than 50%. However, by the shareholders’ agreement, the Company does not hold control over relevant business while it exercises significant influence by participating in the Investment Decision committee. Accordingly, the entity is classified as an associate.
[8]	The Company is planning to sell its investment in SPC Power Corporation, KEPCO SPC Power Corporation, and KV Holdings, Inc. The timing of and proceeds from such sales transaction is not specified as of December 31, 2022.
[9]	The Company is planning to sell its investment in SPC Power Corporation, KEPCO SPC Power Corporation, and KV Holdings, Inc. The timing of and proceeds from such sales transaction is not specified as of December 31, 2023.
[10]	The effective percentage of ownership is less than 20%. However, the Company can exercise significant influence by virtue of its contractual right to appoint one out of four members of the steering committee of the entity. Moreover, the Company has significant financial transactions, which can affect its significant influence on the entity.
[11]	The effective percentage of ownership changed due to the disproportionate capital reduction of financial investors during the year ended December 31, 2023.
[12]	The effective percentage of ownership is 34.01% considering the conversion of redeemable convertible preferred stock into ordinary stock.
[13]	The effective percentage of ownership is more than 50% but the Company does not hold control over relevant business while it exercises significant influence by participating in the Investment Decision Committee. Accordingly, the entity is classified as an associate.
[14]	Although the Company’s effective percentage of ownership is less than 20%, the Company can exercise significant influence on the entity through its contractual right to appoint one director to the entity’s board of directors.
[15]	Although the Company’s effective percentage of ownership is less than 20%, the entity has been classified as an associate as the Company has significant influence on the entity considering the fact that ordinary resolutions passed at the shareholders’ meeting require the majority decision and the Company has the right to elect the entity’s directors.
[16]	The effective percentage of ownership is less than 20%. However, the entity is classified as an associate because the Company exercises significant influence over the decisions related to finance and operation.
[17]	The effective percentage of ownership is less than 20%. However, the entity is classified as an associate because the Company exercises significant influence over the entity.
[18]	The effective percentage of ownership decreased due to the disproportionate paid-in capital increase.
[19]	The effective percentage of ownership decreased due to the disproportionate paid-in capital increase, and the effective percentage of ownership is less than 20%. However, the Company exercises significant influence over all decisions related to finance and operation.
[20]	The effective percentage of ownership decreased due to the disproportionate paid-in capital increase during the year ended December 31, 2023. The effective percentage of ownership is more than 50% but the Company does not hold control over relevant business while it exercises significant influence by participating in the Investment Decision Committee. Accordingly, the entity is classified as an associate.
[21]	The effective percentage of ownership decreased due to the disproportionate paid-in capital increase during the year ended December 31, 2022. The effective percentage of ownership is more than 50% but the Company does not hold control over relevant business while it exercises significant influence by participating in the Investment Decision Committee. Accordingly, the entity is classified as an associate.
[22]	The effective percentage of ownership is more than 50%. However, decisions in relevant activities must be agreed by all ownership parties. Accordingly, the entity is classified as a joint venture.